                                Filed with the Securities and Exchange Commission on November 15, 2004

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        Registration Statement under The Securities Act of 1933
                                                         Post-Effective No. 7
                                                                  and
                                    Registration Statement under The Investment Company Act of 1940
                                                           Amendment No. 104

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                    --------------------------------------------------------------
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                              -------------------------------------------
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                            -----------------------------------------------
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                            --------------
                                                    (Depositor's Telephone Number)

                                                TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                            -----------------------------------------------
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                          ROBIN WAGNER, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                    --------------------------------------------------------------

                                      Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                    []  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    []  on  ________ pursuant to paragraph (b) of Rule 485
                                    [X]  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    [] on ______  pursuant to paragraph (a) (i) of Rule 485
                                    []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    []  on                           pursuant to paragraph (a) (ii) of Rule 485
                                         -------------------------
                           If appropriate, check the following box:
                                    [] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Title of Securities Being Registered:
                                            Units of interest in Separate Accounts under variable annuity contracts.
---------------------------------------------------------------------------------------------------------------------------------------
ASAP III

                                                                 NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-96577 for the purpose of including in the
Registration Statement a Prospectus Supplement which adds two new additional optional benefits to the variable annuity contract described in the registration statement and amends certain other disclosure in the registration statement.  Other than as set forth herein, this Post-Effective Amendment No. 7 does not amend or delete any other part of this Registration Statement that was filed with the SEC on April 20, 2004 as part of Post-Effective Amendment No. 5 and on November 12, 2004 as part of Post-Effective Amendment
No. 6.

ASAP III

---------------------------------------------------------------------------------------------------------------------------------------

                                             Supplement to Prospectus Dated May 3, 2004
                                                 Supplement dated February __, 2005

This  Supplement  should be  retained  with the current  Prospectus  for your  Annuity  issued by American  Skandia  Life  Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

NEW INSURANCE  FEATURES.  We are adding the Five for Life Income Benefit  ("Five for Life"),  under which the Owner can make certain withdrawals and receive certain income payments  regardless of market-based  declines in contract value. In addition,  we are adding the Highest  Daily Value  ("HDV")  death  benefit,  under which the death  benefit may be  "stepped-up"  on a daily basis to reflect
increasing contract value.   We use certain defined terms to describe the benefits, which we set out below.

I.       OPTIONAL BENEFIT FEES AND CHARGES:  The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES"
table in the "Summary of Contract Fees and Charges" Section of the Prospectus as follows:

----------------------------------------------------------------------------------------------------------------------------------------
                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
FIVE FOR LIFE INCOME BENEFIT**                                                              .60% of the average     1.85% in Annuity
We  offer a  program  that  guarantees  your  ability  to  withdraw  amounts  equal  to a   daily net assets of    Years 1-8; 1.25% in
percentage of an initial principal value,  regardless of the impact of market performance     the Sub-accounts     Annuity Years 9 and
on your Account  Value,  subject to our program rules  regarding the timing and amount of                                 later
withdrawals.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")**                                                     0.50% of the        1.75% in Annuity
We offer an Optional Death Benefit under which the death benefit may be  "stepped-up"  on    average daily net     Years 1-8; 1.15% in
a daily basis to reflect increasing contract value.                                            assets of the       Annuity Years 9 and
                                                                                                Sub-accounts              later
------------------------------------------------------------------------------------------- --------------------- ----------------------
*    The Total Annual Charge includes the Insurance Charge and Distribution Charge assessed against the average daily net assets allocated to the Sub-accounts.  If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

II.      EXPENSE EXAMPLES:  The "Expense Examples" Section of the Prospectus is revised in its entirety as follows:

These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on  specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  ("CDSC")  (when applicable),  Annual  Maintenance  Fee,  Insurance  Charge,  Distribution  Charge (when  applicable),  and the maximum  total annual portfolio  operating  expenses for the underlying  Portfolio (shown above), as well as the maximum charges for the optional benefits that are offered under the Annuity that can be elected in  combination  with one another.  The  Securities  and Exchange  Commission
("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only allocate  Account Value to the  Sub-account  with the maximum total annual  portfolio operating expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b) the Insurance Charge is assessed as
0.65% per year; (c) the  Distribution  Charge is assessed as 0.60% per year in Annuity Years 1 - 8; (d) the Annual  Maintenance  Fee
(when  applicable) is reflected as an asset-based  charge based on an assumed average  contract size; (e) you make no withdrawals of
Account Value during the period shown; (f) you make no transfers,  withdrawals,  surrender or other transactions for which we charge a fee during the period  shown;  (g) no tax charge  applies;  (h) the maximum  total  annual  portfolio  operating  expenses for the underlying  Portfolio  (shown  above) are  reflected;  and (i) the charge for each  optional  benefit is reflected as an  additional charge  equal to 0.60% of the average  daily net assets of the  Sub-accounts  for the Five for Life Income and 0.50% per year of the average  daily net assets of the  Sub-accounts  for the  Highest  Daily  Value.  Amounts  shown in the  examples  are rounded to the nearest dollar.

Expense Examples are provided as follows: 1.) if you surrender the Annuity at the end of the stated time period; 2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE OPTIONAL BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

                                                    To be provided by amendment

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------

            ----------------------------- --------------------------- --------------------------- --------------------------

III.     New Living Benefit Program:

1.       All  references  in the  prospectus  to the number of available  living  benefits are changed  from three  optional  Living
         Benefits to four optional Living Benefits.
2.       The Five for Life Income Benefit cannot be elected in conjunction  with any other optional  Living  Benefit,  therefore all references in the prospectus that reflect the availability of the optional Living Benefits are revised accordingly.
3.       The following  description of the new optional Living Benefit is added as the last section under "Living Benefit  Programs"
         in the Prospectus:

FIVE FOR LIFE INCOME BENEFIT (FIVE FOR LIFE)

------------------------------------------------------------------------------------------------------------------------------------
The Five for Life Income  Benefit  program  described  below is only being  offered in those  jurisdictions  where we have  received regulatory  approval  and  will be  offered  subsequently  in other  jurisdictions  when we  receive  regulatory  approval  in those jurisdictions.  Certain terms and conditions may differ between  jurisdictions  once approved.  The program can only be elected once each annuity  year and only where the  Annuitant  and the Owner are the same person or the Owner is an entity.  The  Annuitant  must be at least 45 years old when the program is purchased.  The Five for Life Income Benefit  program is not available if you elect the
Guaranteed Return Option,  Guaranteed Return Option Plus,  Guaranteed  Minimum  Withdrawal  Benefit or the Guaranteed Minimum Income
Benefit rider.  As long as your Five for Life Income Benefit is in effect,  you must allocate your Account Value in accordance  with our eligible asset allocation models.
------------------------------------------------------------------------------------------------------------------------------------

We offer a program that  guarantees  your ability to withdraw  amounts equal to a percentage of an initial  principal  value (called the "Protected  Withdrawal  Value"),  regardless of the impact of market  performance on your Account Value,  subject to our program rules  regarding  the timing and amount of  withdrawals.  There are two options - one is  designed  to provide an annual  withdrawal amount for life (the "Life  Income  Benefit")  and the other is designed to provide a greater  annual  withdrawal  amount as long as there is Protected  Withdrawal Value (adjusted as described below) (the "Withdrawal  Benefit").  You do not choose between these two options;  each  option  will  continue  to be  available  as long as the  Annuity  has an Account  Value and the Five for Life is in
effect.  Certain  benefits  under Five for Life may remain in effect even if the Account  Value of the Annuity is zero.  The program may be  appropriate if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect  your  ability to  receive  annual  payments.  You are not  required  to make  withdrawals  as part of the  program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the program.

KEY FEATURE - Protected Withdrawal Value
The  Protected  Withdrawal  Value is initially  used to determine  the amount of each initial  annual  payment under the Life Income
Benefit and the  Withdrawal  Benefit.  The  initial  Protected  Withdrawal  Value is  determined  as of the date you make your first withdrawal  under the Annuity  following  your election of Five for Life.  The initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account Value on the date you elect Five for Life, plus any additional  Purchase  Payments each growing at 5% per year from the date of your election of the program,  or application  of the purchase  payment to your Annuity,  as  applicable.  The growth of both the  original  Account  Value  and the  additional  Purchase  Payments  will  continue  until the date of your  first withdrawal  or the 10th  anniversary  of the benefit  effective  date,  if earlier (B) the Account Value as of the date of the first withdrawal from your Annuity,  prior to the  withdrawal,  and (C) the highest  Account Value on each Annuity  anniversary  prior the first  withdrawal  or on the first 10 Annuity  anniversaries  if earlier  than the date of your first  withdrawal  after the benefit effective date.  Each value is increased by the amount of any subsequent Purchase Payments.

o        If you elect the Five for Life  program at the time you  purchase  your  Annuity,  the Account  Value will be your  initial
         Purchase Payment.
o        If we offer the Five for Life program to existing  Owners,  the Account  Value on the date of your election of the Five for
         Life program will be used to determine the initial Protected Withdrawal Value.
o        If you make additional Purchase Payments after your first withdrawal,  the Protected  Withdrawal Value will be increased by the amount of the additional Purchase Payment

You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Account Value is greater than the Protected  Withdrawal  Value.  You are eligible to step-up the Protected  Withdrawal  Value on or after the 5th anniversary of the first  withdrawal  under the Five for Life program.  The Protected  Withdrawal  Value can be stepped up again on or after the
5th anniversary  following the preceding step-up. If you elect to step-up the Protected  Withdrawal Value under the program,  and on the date you elect to step-up,  the charges  under the Five for Life program have  changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon  election of the step-up,  we increase  the  Protected  Withdrawal  Value to be equal to the then current  Account  Value.  For example,  assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000,  reducing the Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal  Value,  your Account
Value is equal to $75,000.  You could elect to step-up the Protected  Withdrawal  Value to $75,000 on the date you are eligible.  If your current  Annual  Income  Amount and Annual  Withdrawal  Amount are less than they would be if we did not reflect the step-up in
Protected Withdrawal Value, then we will increase these amounts to reflect the step up as described below.

The Protected  Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar  basis up to 7% per Annuity Year of the Protected  Withdrawal  Value and on the greater of a dollar for dollar basis or a pro rata basis for  withdrawals  in an Annuity
Year in excess of that amount until the Protected  Withdrawal  Value is reduced to zero. At that point the  Withdrawal  Benefit will be zero until such time (if any) as the Annuity reflects a Protected  Withdrawal Value (for example,  due to a step-up or additional
Purchase Payments being made into the Annuity).

KEY FEATURE -Annual Income
The initial  Annual Income Amount is equal to 5% of the initial  Protected  Withdrawal  Value.  Under the Five for Life program,  if your  cumulative  withdrawals  in an Annuity  Year are less than or equal to the Annual  Income  Amount,  they will not reduce  your
Annual  Income  Amount in  subsequent  Annuity  Years.  If your  cumulative  withdrawals  are in excess of the Annual  Income Amount
("Excess  Income"),  your  Annual  Income  Amount in  subsequent  years will be reduced  (except  with  regard to  required  minimum distributions)  by the result of the ratio of the Excess  Income to the Account  Value  immediately  prior to such  withdrawal  (see examples of this  calculation  below).  Reductions  include the actual amount of the withdrawal,  including any CDSC that may apply.
A withdrawal  can be  considered  Excess Income under the Life Income  Benefit even though it does not exceed the Annual  Withdrawal
Amount under the  Withdrawal  Benefit.  When you elect a step-up,  your Annual Income  Amount  increases to equal 5% of your Account
Value after the step-up if such amount is greater than your Annual Income  Amount.  Your Annual Income Amount also  increases if you make additional  Purchase  Payments.  The amount of the increase is equal to 5% of any additional  Purchase  Payments.  Any increase will be added to your Annual  Income  Amount  beginning on the day that the step-up is effective or the Purchase  Payment is made. A determination  of  whether  you have  exceeded  your  Annual  Income  Amount  is made at the time of each  withdrawal;  therefore  a subsequent  increase in the Annual Income  Amount will not offset the effect of a withdrawal  that exceeded the Annual Income Amount at the time the withdrawal was made.

KEY FEATURE -Annual Withdrawal Amount
The initial Annual  Withdrawal Amount is equal to 7% of the initial  Protected  Withdrawal  Value.  Under the Five for Life program, if your cumulative  withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected  Withdrawal
Value will be reduced on a  dollar-for-dollar  basis. If your cumulative  withdrawals are in excess of the Annual  Withdrawal Amount
("Excess  Withdrawal"),  your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess  Withdrawal to the Account Value  immediately  prior to such  withdrawal (see the examples of this calculation  below).  Reductions  include the actual amount of the withdrawal,  including any CDSC that may apply.  When you elect a step-up,  your Annual  Withdrawal  Amount  increases to equal 7% of your  Account  Value after the step-up if such amount is greater than your Annual  Withdrawal  Amount.  Your Annual Withdrawal Amount also increases if you make additional  Purchase  Payments.  The amount of the increase is equal to 7% of any  additional  Purchase  Payments.  A  determination  of whether you have  exceeded  your
Annual Withdrawal Amount is made at the time of each withdrawal;  therefore,  a subsequent  increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

The Five for Life  program  does not affect your  ability to make  withdrawals  under your  Annuity or limit your ability to request withdrawals  that exceed the Annual  Income  Amount and the Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
|X|      If,  cumulatively,  you  withdraw an amount less than the Annual  Withdrawal  Amount  under the  Withdrawal  Benefit in any
     Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal  Amount to subsequent  Annuity Years.  However, because the Protected  Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected  Withdrawal Value is reduced to zero.
|X|      If,  cumulatively,  you withdraw an amount less than the Annual Income Amount under the Life Income  Benefit in any Annuity
     Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent  Annuity Years.  However,  because the
     Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these  circumstances,  any unused
     Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

The following examples of dollar-for dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual
Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Five for Life program are
February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.)
the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.)  the Account Value on March 1,
2011 is equal to $240,000.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)      Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) =
         $250,000 * 1.05(393/365) = $263,484.33
(b)      Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
(c)      Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000.  The Annual Withdrawal Amount is equal to $18,550 under the non-Life Income Benefit (7% of $265,000).  The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of
$265,000).

Example 1.  Dollar-for-dollar reduction

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $10,000 = $8,550
     Annual Withdrawal Amount for future Annuity Years remains at $18, 550

     Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
     Annual Income Amount for future Annuity Years remains at $13,250

     Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

Example 2. Dollar-for-dollar and proportional reductions

(a)      If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1,
         2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550
     Annual Withdrawal Amount for future Annuity Years remains at $18,550

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future
         Annuity Years.
     Reduction to Annual Income Amount = Excess Income/Account Value before Excess Withdrawal * Annual Income Amount = $1,750 /
         ($263,000 - $13,250) * $13,250 = $93
     Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

     Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)      If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006,
         then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
     Reduction to Annual Withdrawal Amount = Excess Income/Account Value before Excess Withdrawal * Annual Withdrawal Amount =
         $6,450 / ($263,000 - $18,550) * $18,550 = $489
     Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future
         Annuity Years.
     Reduction to Annual Income Amount = Excess Withdrawal / Account Value before Excess Withdrawal * Annual Income Amount =
         $11,750 / ($263,000 - $13,250) * $13,250 = $623
     Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627

     Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450.  It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
     Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
     Proportional reduction = Excess Withdrawal / Account Value before Excess Withdrawal * Protected Withdrawal Value = $6,450 /
         ($263,000 - $18,550) * $246,450 = $6,503
     Protected Withdrawal Value = $246,450 - max {$6,450, $6,503} = $239,947

Example 3.  Step-up of the Protected Withdrawal Value

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected
Withdrawal Value on March 1, 2011 would be reduced to $198,750 {$265,000 - ($13,250 * 5)}.  If a step-up is elected on March 1,
2011, then the following values would result:

Protected Withdrawal Value = Account Value on March 1, 2011 = $240,000

Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal
     Value.  Current Annual Income Amount is $13,250.  5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is
     $12,000.  Therefore, the Annual Income Amount remains $13,250.

Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected
     Withdrawal Value.  Current Annual Withdrawal Amount is $18,550.  7% of the stepped-up Protected Withdrawal Value is 7% of
     $240,000, which is $16,800.  Therefore the Annual Withdrawal Amount remains $18,550.

BENEFITS UNDER THE FIVE FOR LIFE PROGRAM
----------------------------------------

o        If your Account Value is equal to zero,  and the cumulative  withdrawals  in the current  Annuity Year are greater than the
          Annual Withdrawal Amount,  the Five for Life program will terminate.  To the extent that your Account Value was reduced to zero as a result of cumulative  withdrawals  that are equal to or less than the Annual Income Amount and amounts are still payable  under both the Life Income  Benefit and the  Withdrawal  Benefit,  you will be given the choice of receiving  the payments  under the Life  Income  Benefit or under the  Withdrawal  Benefit.  Once you make this  election we will make an additional  payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual  Withdrawal  Amount for the Annuity  Year,  if any,  depending on the option you choose.  In  subsequent  Annuity  Years we make payments that equal either the Annual Income Amount or Annual  Withdrawal  Amount  (until the Protected  Withdrawal  Value is depleted), depending  on the  option  you  choose.  You will not be able to change the  option  after  your  election  and no further
          Purchase  Payments will be accepted  under your Annuity.  If you do not make an election,  we will pay you annually  under the Life Income Benefit.  To the extent that cumulative  withdrawals in the current Annuity Year that reduced your Account
          Value to zero are more than the Annual  Income Amount but less than or equal to the Annual  Withdrawal  Amount and amounts are still payable under the Withdrawal  Benefit,  you will receive the payments under the Withdrawal  Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional  payment to equal any remaining Annual
          Withdrawal  Amount and make payments equal to the Annual  Withdrawal  Amount in each  subsequent year (until the Protected
          Withdrawal  Value is depleted).  Once your Account Value equals zero no further  Purchase  Payments will be accepted under your Annuity.
o        If annuity  payments are to begin under the terms of your Annuity or if you decide to begin receiving  annuity payments and there is any Annual Income Amount due in subsequent  Annuity Years or any remaining  Protected  Withdrawal  Value, you can elect to either:
(1)      apply your Account Value to any annuity option available; or
(2)      request that, as of the date annuity  payments are to begin, we make annuity  payments each year equal to the Annual Income
                      Amount.  We make such annuity payments until the Annuitant's death; or
(3)      request  that,  as of the date annuity  payments  are to begin,  we pay out any  remaining  Protected  Withdrawal  Value as annuity  payments.  Each year such annuity payments will equal the Annual  Withdrawal  Amount or the remaining
                      Protected  Withdrawal  Value if less.  We make such  annuity  payments  until the  earlier of the  Annuitant's death or the date the Protected Withdrawal Value is depleted.

                  We must receive your request in a form acceptable to us at our Office.

o        In the absence of an election when  mandatory  annuity  payments are to begin,  we will make annual  annuity  payments as a single life fixed annuity with five payments  certain  using the greater of the annuity rates then  currently  available or the annuity  rates  guaranteed in your  Annuity.  The amount that will be applied to provide such annuity  payments will be the greater of:

                  (1)      the present value of future Annual Income Amount  payments.  Such present value will be calculated  using the greater of the single life fixed  annuity  rates then  currently  available  or the single life fixed  annuity rates guaranteed in your Annuity; and
                  (2)      the Account Value.

o        If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o        Withdrawals  under the Five for Life program are subject to all of the terms and  conditions of the Annuity,  including any
         CDSC.
o        Withdrawals  made while the Five for Life program is in effect will be treated,  for tax  purposes,  in the same way as any other  withdrawals  under the Annuity.  The Five for Life program does not directly  affect the Annuity's  Account Value or
         Surrender  Value,  but any withdrawal will decrease the Account Value by the amount of the withdrawal  (plus any applicable
         CDSC). If you surrender your Annuity,  you will receive the current  Surrender  Value,  not the Protected  Withdrawal Value
         (except as described above under "Operation of the Five for Life program when your Account Value is zero").
o        You can make  withdrawals  from your Annuity while your Account Value is greater than zero without  purchasing the Five for
         Life  program.  The Five  for Life  program  provides  a  guarantee  that if your  Account  Value  declines  due to  market performance,  you will be able to receive your Protected  Withdrawal  Value or Annual Income Amount in the form of periodic benefit payments.
o        You are required to allocate your Account Value in accordance with one of our eligible asset allocation models in order to elect and maintain the Five for Life.

Election of the Program
Currently,  the Five for Life program can only be elected at the time that you purchase  your Annuity.  In the future,  we may offer existing  Owners the option to elect the Five for Life program  after the Issue Date of their  Annuity,  subject to our  eligibility rules and  restrictions.  Your  Account  Value as the date of election  will be used as a basis to calculate  the initial  Protected
Withdrawal Value, the initial Protected Annual Withdrawal Amount, and the Annual Income Amount.

Termination of the Program
The program terminates  automatically  when your Protected  Withdrawal Value and Annual Income Amount equals zero. You may terminate the program at any time by notifying us. If you terminate the program,  any guarantee  provided by the benefit will  terminate as of the date the  termination is effective.  The program  terminates  upon your surrender of the Annuity (if the cumulative  withdrawals in the current  Annuity Year that result in the surrender of the Annuity  exceed the Annual  Withdrawal  Amount),  upon the death of the Annuitant  (but your  surviving  spouse may elect a new Five for Life if your spouse elects the spousal  continuance  option and your  spouse  would then be  eligible  to elect the benefit if he or she was a new  purchaser),  upon a change in  ownership  of the
Annuity  that  changes the tax  identification  number of the Owner,  upon change in the  Annuitant  or upon your  election to begin receiving annuity payments.

The charge for the Five for Life program will no longer be deducted from your Account Value upon termination of the program.

Additional Tax Considerations for Qualified Contracts
If you  purchase an Annuity as an  investment  vehicle for  "qualified"  investments,  including  an IRA,  SEP-IRA,  Roth IRA or Tax
Sheltered  Annuity (or 403(b)),  the minimum  distribution  rules under the Code require that you begin receiving  periodic  amounts from your  Annuity  beginning  after age 70 1/2. The amount  required  under the Code may exceed the Annual  Withdrawal  Amount and the
Annual  Income  Amount,  which will cause us to increase the Annual Income  Amount and the Annual  Withdrawal  Amount in any Annuity
Year that required  minimum  distributions  due from your Annuity are greater than such amounts.  Any such payments will reduce your
Protected  Withdrawal  Value.  In  addition,  the amount and  duration of  payments  under the  annuity  payment  and death  benefit provisions  may be adjusted so that the  payments do not  trigger  any  penalty or excise  taxes due to tax  considerations  such as minimum distribution requirements.

IV.      NEW DEATH BENEFIT PROGRAM: The following is added as a new section under "Optional Death Benefits":

HIGHEST DAILY VALUE BENEFIT (HDV)
1.       All references in the  prospectus to the number of available  optional death benefits are changed from three optional Death
         Benefits to four optional Death Benefits.
2.       The Highest Daily Value  Optional  Death benefit  cannot be elected in  conjunction  with any other optional death benefit, with the exception of the Enhanced  Beneficiary  Protection death benefit;  therefore all references in the prospectus that reflect the availability of the optional death benefits are revised accordingly.
3.       The following  description of the new optional death benefit is added as the last section under  "Optional  Death Benefits"
         in the Prospectus.

     Highest Daily Value Death Benefit ("HDV")
------------------------------------------------------------------------------------------------------------------------------------
If the  Annuity has one Owner,  the Owner must be age 79 or less at the time the  Highest  Daily  Value  Optional  Death  Benefit is purchased.  If the  Annuity  has joint  Owners,  the older  Owner must be age 79 or less.  If there are Joint  Owners,  death of the
Owner refers to the first to die of the Joint Owners.  If the Annuity is owned by an entity,  the  Annuitant  must be age 79 or less and death of the Owner refers to the death of the Annuitant.
------------------------------------------------------------------------------------------------------------------------------------

If this benefit is elected,  your Account  Value must at all times during the  benefit's  effectiveness  be allocated in  accordance with one of our eligible asset allocation models.

The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the HDV as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.       the basic Death Benefit described above; and
2.       the HDV on the  Death  Benefit  Target  Date  plus  the  sum of all  Purchase  Payments  less  the sum of all  proportional withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments  received after the Owner's date of death and decreased by any proportional withdrawals since such date.

------------------------------------------------------------------------------------------------------------------------------------
The Highest Daily Value Death Benefit  described  above is currently  being  offered in those  jurisdictions  where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The Highest Daily Value Death
Benefit is not available if you elect the  "Combination  5% Roll-up and Highest  Anniversary  Value" Death  Benefit,  or the Highest
Anniversary Value Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

Key Terms Used with the Highest Daily Value Death Benefit:

|X|      The Death Benefit  Target Date for the Highest Daily Value Death  Benefit is the Annuity  anniversary  on or after the 80th
             --------------------------
     birthday of the current Owner, or the older of either the joint Owner or the Annuitant, if entity owned.

|X|      The Highest Daily Value equals the highest of all previous  "Daily Values" less  proportional  withdrawals  since such date
             -------------------
     and plus any Purchase Payments since such date.

|X|      The Daily Value is the Account  Value as of the end of each  Valuation  Day.  The Daily Value on the Issue Date is equal to
             -----------
     your Purchase Payment.

|X|      Proportional  withdrawals  are  determined by calculating  the percentage of your Account Value that each prior  withdrawal
         -------------------------
     represented when withdrawn.  Proportional  withdrawals  result in a reduction to the Highest Daily Value by reducing such value in the same  proportion  as the  Account  Value was  reduced by the  withdrawal  as of the date the  withdrawal  occurred.  For example,  if your Highest Daily Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account Value is equal to $100,000 (a 10%  reduction),  when  calculating  the optional  Death  Benefit we will reduce your Highest  Daily Value
     ($125,000) by 10% or $12,500.

V.       CALCULATION OF OPTIONAL DEATH BENEFITS: The following section has been added to Appendix B of the Prospectus:
                                                -                                                  -

Examples of Highest Daily Value Death Benefit Calculation
The following are examples of how the HDV Death Benefit is calculated.  Each example assumes an initial Purchase Payment of
$50,000.  Each example assumes that there is one Owner who is age 70 on the Issue Date.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the  Account  Value is $75,000;  however,  the Highest  Daily Value was
$90,000.  Assume as well that the Owner has died before the Death  Benefit  Target Date.  The Death  Benefit is equal to the greater of the Highest Daily Value or the basic Death  Benefit.  The Death  Benefit  would be the HDV  ($90,000)  because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the Highest  Daily Value  ($90,000) was attained  during the fifth  Annuity  Year.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the  greater of the  Highest  Daily  Value  (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value        = $90,000 - [$90,000 * $15,000/$75,000]
                                    = $90,000 - $18,000
                                    = $72,000

Basic Death Benefit                 = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                                    = max [$80,000, $40,000]
                                    = $80,000
                                    The Death Benefit therefore is $80,000.

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest Daily Value on the Death Benefit  Target Date was $80,000;  however,  following the Death
Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000  and later had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the greater of the Highest  Daily  Value on the Death  Benefit  Target Date plus
Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Daily Value                 = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                                    = $80,000 + $15,000 - $6,786
                                    = $88,214

Basic Death Benefit                 = max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                                    = max [$75,000, $60,357]
                                    = $75,000
                                    The Death Benefit therefore is $88,214.

VI.      ILLUSTRATIONS:  Appendix E of the Prospectus is revised in its entirety as follows:

                                               APPENDIX E: HYPOTHETICAL ILLUSTRATIONS

                                                    To be provided by amendment

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We  assume  that (i) the  contract  was  issued to a male who was 60 years old on the  Issue  Date,  (ii) he made a single  Purchase
Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Account  Values  illustrated  on the following  pages,  we start with certain  hypothetical  rates of return (i.e., gross  rates of return  equal to 0%,  6% and 10%  annually).  The  hypothetical  gross  rates of return  are  first  reduced  by the arithmetic  average fees of the mutual funds underlying the variable  investment  options.  To compute the arithmetic average of the fees of the  underlying  mutual  funds,  we added the  investment  management  fees,  other  expenses,  and any  12b-1  fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically  that values are allocated equally among the variable  investment  options.  If you allocated the Account
Value unequally among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly, and thereby  would  influence  the values under your Annuity.  Based on the fees of the  underlying  mutual funds as of December 31,
2003 (not giving effect to the expense  reimbursements  or expense  waivers that are  described in the  prospectus  fee table),  the arithmetic  average fund fees were equal to [ ]%  annually.  If we did take expense  reimbursements  and waivers into account  here,
                                           -----
that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the Insurance Charge,  the Enhanced  Beneficiary  Protection Death Benefit,  the Distribution  Charge (as
applicable),  the charge for the Highest Daily Value Death Benefit,  and the charge for the Five For Life Income  Benefit.  Finally, the Account  Value is reduced by the Annual  Maintenance  Fee. The  hypothetical  gross rates of return of 0%, 6% and 10%  annually, when reduced by the arithmetic  average mutual fund fees and the Insurance Charge,  the Distribution  Charge (as applicable) and the charge  for  the  Highest  Daily  Value  Death  Benefit,  correspond  to  net  annual  rates  of  return  of [  ]%,  [ ]%  and [ ]%,
                                                                                                             ----------------------
respectively  in the  first  eight  Annuity  years,  and [ ]%,  [ ]% and [ ]%,  respectively  in all  subsequent  years.  These  net
                                                         --------------------
rates of return do not reflect the Annual  Maintenance  Fee . If this fee was reflected in the  above-referenced  net returns,  then the net returns would be lower.

The values that you actually  experience  under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the meaning of the terms used here and for a description  of how the various  illustrated  features operate.

American Skandia Advisors Plan III
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
             Highest Daily Value Death Benefit
             Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
-------------------------------------------------------------------------------------------------------------------------------------
    Year      Owner Age   Account Value Surrender ValueHighest Daily              Five for Life Five for    Five for      Projected
                                                        Value Death    Enhanced     Protected   Life        Life Max      Contract
                                                          Benefit     Beneficiary   Withdrawal              Annual         Annual
                                                                      Protection      Value     _% Max      Withdrawals    Annuity
                                                                     Death Benefit              Income                   Payout for
                                                                                                for Life                   Single
                                                                                                                            Life
                                                                                                                           Annuity
                                                                                                                           with 10
                                                                                                                            Year
                                                                                                                           Period
                                                                                                                           Certain
-------------------------------------------------------------------------------------------------------------------------------------
            1          61
            2          62
            3          63
            4          64
            5          65
            6          66
            7          67
            8          68
            9          69
           10          70
           15          75
           20          80
           25          85
           30          90
           35          95
-------------------------------------------------------------------------------------------------------------------------------------

6% Assumed Rate of Return
-------------------------------------------------------------------------------------------------------------------------------------
    Year      Owner Age   Account Value Surrender ValueHighest Daily   Enhanced     Protected   Five for    Five for      Projected
                                                        Value Death   Beneficiary   Withdrawal  Life        Life Max      Contract
                                                          Benefit     Protection      Value                 Annual         Annual
                                                                     Death Benefit              -% Max      Withdrawals    Annuity
                                                                                                Income for               Payout for
                                                                                                Life                       Single
                                                                                                                            Life
                                                                                                                           Annuity
                                                                                                                           with 10
                                                                                                                            Year
                                                                                                                           Period
                                                                                                                           Certain
-------------------------------------------------------------------------------------------------------------------------------------
            1          61
            2          62
            3          63
            4          64
            5          65
            6          66
            7          67
            8          68
            9          69
           10          70
           15          75
           20          80
           25          85
           30          90
           35          95
-------------------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
-------------------------------------------------------------------------------------------------------------------------------------
    Year      Owner Age   Account Value Surrender ValueHighest Daily   Enhanced     Protected   Five for    Five for      Projected
                                                       Death Benefit  Beneficiary   Withdrawal  Life        Life Max      Contract
                                                                      Protection      Value                 Annual         Annual
                                                                     Death Benefit              -% Max      Withdrawals    Annuity
                                                                                                Income for               Payout for
                                                                                                Life                       Single
                                                                                                                            Life
                                                                                                                           Annuity
                                                                                                                           with 10
                                                                                                                            Year
                                                                                                                           Period
                                                                                                                           Certain
-------------------------------------------------------------------------------------------------------------------------------------
            1          61
            2          62
            3          63
            4          64
            5          65
            6          66
            7          67
            8          68
            9          69
           10          70
           15          75
           20          80
           25          85
           30          90
           35          95
-------------------------------------------------------------------------------------------------------------------------------------

                                            American Skandia Life Assurance Corporation
                                                   A Prudential Financial Company
                                                         1 Corporate Drive
                                                         Shelton, CT 06484

                                                           1-800-766-4530

                                                                PART C

                                                           OTHER INFORMATION

                                                                 Note:

Other than as set forth herein,  this Post-Effective  Amendment No. 7 to the Registration  Statement does not amend or delete any other portion of Part C that was filed with the SEC on April 20, 2004 as part of  Post-Effective  Amendment  No. 5. and on November  12, 2004
as part of Post Effective Amendment No. 6.

Item 24.  Financial Statements and Exhibits:

(b)      Exhibits are attached as indicated.

                  (4)(i)   Rider for Five for Life Income Benefit
                                                                                                                     FILED HEREWITH
                  (4)(j)   Highest Daily Value Death Benefit
                                                                                                                     FILED HEREWITH

                                                              SIGNATURES

         As  required  by the  Securities  Act of 1933 and the  Investment  Company Act of 1940,  the  Registrant  has duly caused this
Registration  Statement  to be signed on its behalf,  in the Town of Shelton and State of  Connecticut,  on this 15th day of  November,
2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/Robin Wagner
     ---------------
        Robin Wagner, Vice President, Corporate Counsel

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/Robin Wagner
     ---------------
        Robin Wagner, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                            (Principal Executive Officer)

          David R. Odenath*        Chief Executive Officer and President                 November 15, 2004
          -----------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

         Michael Bohm*              Executive Vice President and                        November __, 2004
         -------------
         Michael Bohm               Chief Financial Officer

                                                          (Board of Directors)

      James Avery*Richard Carbone*              Helen Galt*
      ----------------------------              -----------
      James AveryRichard Carbone                Helen Galt

           Ronald Joelson*                   David R. Odenath*                            Andrew J. Mako*
           ---------------                   -----------------                            ---------------
           Ronald Joelson                    David R. Odenath                            Andrew J. Mako

           C. Edward Chaplin*              Bernard J. Jacob*
           ------------------              -----------------
           C. Edward Chaplin               Bernard J. Jacob

                                           By:  /s/Robin Wagner
                                                ---------------
                                               Robin Wagner

                         *Executed by Robin Wagner on behalf of those indicated pursuant to Power of Attorney

                                                               EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

              No. 4(i)     Rider for Five For Life Income Benefit

              No. 4(j)     Rider for Highest Daily Value Death Benefit

---------------------------------------------------------------------------------------------------------------------------------------